Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

25.Subsequent events:

(a)	Restructuring Plan

On March 6, 2023, the Company announced that it is embarking on a comprehensive restructuring plan that aims to strengthen the Company by leveraging its scale to further reduce complexity, streamlining its operating model and driving operational efficiencies to achieve profitability.

As part of this Restructuring Plan, the Company plans to decrease its operating footprint by closing 50 TMS Centers, allowing management to focus on the remaining 133 TMS Centers. The remaining TMS Centers will continue clinical TMS offerings and a select and growing number of TMS Centers will continue offering Spravato® (esketamine nasal spray) therapy.

(b)	Toronto Stock Exchange Delisting

On February 27, 2023, the Company announced that it had applied and received approval for a voluntary delisting (the “Delisting”) of the Company’s common shares from the Toronto Stock Exchange (the “TSX”). The Delisting was made effective following the close of markets on March 13, 2023.

25.Subsequent events (continued):

(c)	Subsequent Debt Financing

On February 7, 2023, February 23, 2023, and March 24, 2023, the Company announced it received an aggregate of $7,750,000 in debt financings from Madryn and certain significant shareholders and management of the Company (collectively, the “Subsequent Debt Financing”). The Subsequent Debt Financing was obtained to satisfy short-term cash requirements, and the amendments to the Credit Facility with Madryn were also effected to amend the Company’s minimum liquidity covenant.

(i)Additional Loans under Madryn Credit Facility

In February and March 2023, the Company entered into four amendments to the Madryn Credit Facility, whereby Madryn and its affiliated entities extended four additional tranches of debt financing to the Company in an aggregate principal amount of $6,000,000 (the “New Loans”). The terms and conditions of the New Loans are consistent with the terms and conditions of the Company’s existing aggregate $55,000,000 term loan under the Madryn Credit Facility (the “Existing Loan”) in all material respects.

As part of the amendments, commencing March 31, 2023, all advances under the Madryn Credit Facility (including the New Loans) will cease to accrue interest using the LIBOR benchmark plus 9.0% and instead will accrue interest using the 3-month Term Secured Overnight Financing Rate (“SOFR”) benchmark plus 0.10%. Madryn was also granted the right to appoint one observer to the board of directors of the Company.

The New Loans also provide Madryn with the option to convert up to approximately $546,000 of the outstanding principal amount of the New Loans into common shares of the Company (the “Madryn Conversion Instruments”) at a conversion price per share equal to $1.90 (the “Madryn Conversion Price”), subject to customary anti-dilution adjustments. The Madryn Conversion Instruments correspond to the conversion provisions for the Existing Loan, which provide Madryn with the option to convert up to $5,000,000 of the outstanding principal amount of the Existing Loan into common shares of the Company at the Madryn Conversion Price.

(ii)	Waiver for Madryn Credit Facility

On February 21, 2023 and March 20, 2023, the Company received a waivers from Madryn with respect to the Company's non-compliance with the Minimum Liquidity Covenant until March 27, 2023.

(iii)	Additional Financing from Significant Shareholders and Management

In conjunction with the New Loans and as part of the Subsequent Debt Financing, the Company entered into a note purchase agreement with certain significant shareholders (including Greybrook Health) and management of the Company (collectively, the “Noteholders”) whereby the Company issued an aggregate principal amount of $1,750,000 of unsecured notes to the Noteholders for gross proceeds to the Company of $1,750,000. The unsecured notes bear interest at a rate consistent with the Madryn Credit Facility and mature on the earlier of (a) September 30, 2027; (b) at the election of the Noteholders upon a change of control; (c) upon the occurrence of an event of default and acceleration by the Noteholders; (d) or the date on which the loans under the Madryn Credit Facility are repaid.

25.Subsequent events (continued):

In conjunction with the issuance of the unsecured notes to Greybrook Health, the Company granted Greybrook Health an option to convert up to $1.0 million of the outstanding principal amount of the Notes held by Greybrook Health into common shares of the Company at a conversion price per share equal to 85.0% of the volume-weighted average trading price of the common shares of the Company on the Nasdaq for the five trading days immediately preceding the date of conversion (the “Greybrook Conversion Price”), subject to customary anti-dilution adjustments and conversion limitations required by Nasdaq (the “Greybrook Conversion Instrument”).

As additional consideration for the purchase of the Notes by Greybrook Health, the Company issued 135,870 common share purchase warrants to Greybrook Health (the “Greybrook Warrants”). Each Greybrook Warrant will be exercisable for one common share of the Company at an exercise price of $1.84, subject to customary anti-dilution adjustments. The Greybrook Warrants will expire five years from the date of issuance.

(d)	Private Placement of Common Shares

On March 23, 2023, the Company completed a non-brokered private placement of 11,363,635 common shares of the Company at a price of $0.55 per share (“Private Placement”), for aggregate gross proceeds to the Company of approximately $6,250,000. The Private Placement included investments by Madryn, together with certain of the Company’s other major shareholders, including Greybrook Health and affiliates of Masters Special Situations LLC. In connection with the Private Placement, all investors received customary registration rights.

(e)	Gong Concern Amendment

The Madryn Credit Agreement contains affirmative covenants that require the Company to deliver, on or prior to March 31, 2023, audited financial statements for the fiscal year ended December 31, 2022 (the “Financial Statements”), accompanied by a report and opinion of an independent certified public accountant which is not subject to any “going concern” or like qualification or exception or any qualification or exception as to the scope of such audit (together, the “Reporting Requirements”). On March 31, 2023, the Company entered into an amendment with Madryn with respect to the Company’s non-compliance with the Reporting Requirements. Pursuant to the amendment, Madryn has waived any default related to the Reporting Requirements until April 28, 2023.

(f)	TMS Device Supply Arrangement with Neuronetics

In January 2023, the Company and Neuronetics jointly announced an expanded commercial partnership through year end 2028. Under the amended and restated master sales agreement between the Company and Neuronetics, dated as of January 17, 2023 (as amended by an amending agreement dated March 16, 2023), (the “Neuronetics Agreement”), Neuronetics will be the exclusive supplier of TMS Devices to the Company. Over time, Neuronetics’ NeuroStar TMS Devices will replace competitive TMS Devices at the Company’s Treatment Centers. The parties also expect to work jointly to grow, through co-branding and co-marketing programs, enhanced patient and clinician awareness, improved patient access to care, and collaboration on product development and publications. The Neuronetics Agreement also contains minimum purchase commitments, and all treatment session purchases will convert to a “per-click” consumable model.

On March 31, 2023, the Company and Neuronetics agreed to convert the Company’s outstanding account balance payable to Neuronetics for the supply of TMS Devices and treatment sessions to the Company from Neuronetics in the amount of approximately $5.7 million (as of December 7, 2022) (the “December Outstanding Balance”), together with Neuronetics’ out-of-pocket transaction costs, into a $6.0 million secured promissory note (the “Neuronetics Note”).

25.Subsequent events (continued):

All amounts borrowed under the Neuronetics Note will bear interest at a rate equal to the sum of (a) the floating interest rate of daily secured overnight financing rate as administered by the Federal Reserve Bank of New York on its website, plus (b) 7.65%. The Neuronetics Note matures on March 31, 2027.

Pursuant to the terms of the Neuronetics Note, in the event of an event of default under the Neuronetics Note, Greenbrook will be required to issue common share purchase warrants (the “Neuronetics Warrants”) to Neuronetics equal to (i) 200% of the unpaid amount of any delinquent amount or payment due and payable under the Neuronetics Note, together with all outstanding and unpaid accrued interest, fees, charges and costs, divided by (ii) the exercise price of the Neuronetics Warrants, which will represent a 20% discount to the 30-day volume-weighted average closing price of the Company’s common shares traded on Nasdaq prior to the date of issuance (subject to any limitations that may be required by Nasdaq).

Under the Neuronetics Agreement and the Neuronetics Note, the Company has granted Neuronetics a security interest in all of the Company’s assets. Additionally, under the Neuronetics Agreement, the Company is required to pay all costs to relocate the TMS Devices supplied by Neuronetics from the Treatment Centers that are closed in connection with the Restructuring Plan and install such TMS Devices in the Company’s Treatment Centers that remain open.

In connection with the entry into the Neuronetics Note, the Company concurrently entered into an amendment to the Madryn Credit Agreement pursuant to which the Company is permitted to incur the indebtedness under the Neuronetics Note.